GEOGRAPHIC INFORMATION AND SELECTED STATEMENTS OF INCOME DATA - Schedule of financial income, net (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortization of marketable securities premium and accretion of discount, net	$ (6.4)	$ 3.1	$ 18.5
Realized loss (gain) on sale of marketable securities, net	0.0	6.7	0.0
Financial income, net	96.1	76.5	44.0
Financial Income
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortization of marketable securities premium and accretion of discount, net	6.4	0.0	0.0
Interest income	93.6	92.4	67.6
Total financial expense	100.0	92.4	67.6
Financial Expense
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortization of marketable securities premium and accretion of discount, net	0.0	3.1	18.5
Realized loss (gain) on sale of marketable securities, net	0.0	6.7	0.0
Foreign currency re-measurement (gain) loss	2.1	3.8	3.3
Others	1.8	2.3	1.8
Total financial expense	$ 3.9	$ 15.9	$ 23.6